Commitments - Schedule of commitments for purchase obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 213,991	$ 339,128
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	11,076	9,781
Other purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	114,060	235,002
Obligations for leases that have not yet commenced
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 88,855	$ 94,345